Associates and Joint Ventures - Summary of After Tax Profits and Losses of Associates and Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial information of associates and joint ventures [line items]
Share of after-tax profit / losses of associates and joint ventures	£ (2)	£ 33	£ 33
Joint ventures [member]
Disclosure of financial information of associates and joint ventures [line items]
Share of after-tax profit / losses of associates and joint ventures	(3)	(3)	0
Associates [member]
Disclosure of financial information of associates and joint ventures [line items]
Share of after-tax profit / losses of associates and joint ventures	£ 1	£ 36	£ 33